SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Warrants, Outstanding, Beginning balance		67,335,714
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.12
Weighted Average Remaining Contractual Life (In Years)	4 years 1 month 13 days	3 years 10 months 20 days
Aggregate Intrinsic Value, Outstanding, Beginning balance		$ 331,500
Number of Warrants, Exercisable, Beginning balance		67,335,714
Weighted Average Remaining Contractual Life (In Years), Exercisable	4 years 1 month 13 days	3 years 10 months 20 days
Aggregate Intrinsic Value, Exercisable, Beginning balance		$ 331,500
Number of Warrants, Granted
Weighted Average Exercise Price, Granted
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled/Forfeited	$ 0.2299
Number of Warrants, Outstanding, Ending balance	66,335,714		67,335,714
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.10		$ 0.12
Aggregate Intrinsic Value, Outstanding, Ending balance	$ 2,223,500		$ 331,500
Number of Warrants, Exercisable, Ending balance	66,335,714		67,335,714
Aggregate Intrinsic Value, Exercisable, Ending balance	$ 2,223,500		$ 331,500
Warrant [Member]
Number of Warrants, Outstanding, Beginning balance	67,335,714	54,660,034	48,972,279
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.12	$ 0.13	$ 0.12
Weighted Average Remaining Contractual Life (In Years)		3 years 10 months 20 days	3 years 14 days	2 years 7 months 20 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 331,500		$ 1,248,452
Number of Warrants, Exercisable, Beginning balance	67,335,714	54,660,034	48,972,279
Weighted Average Exercise Price, Exercisable, Beginning balance	$ 0.12	$ 0.13	$ 0.12
Weighted Average Remaining Contractual Life (In Years), Exercisable		3 years 10 months 20 days	3 years 14 days	2 years 7 months 20 days
Aggregate Intrinsic Value, Exercisable, Beginning balance	$ 331,500	$ 319,000	$ 1,248,452
Number of Warrants, Granted		20,000,000	16,785,714
Weighted Average Exercise Price, Granted		$ 0.04	$ 0.12
Weighted Average Remaining Contractual Life (In Years), Granted		8 years 11 months 15 days	4 years 18 days
Number of Warrants, Exercised		(2,500,000)	(11,097,959)
Weighted Average Exercise Price, Exercised		$ 0.001	$ 0.07
Number of Warrants, Cancelled/Forfeited		(4,824,320)
Weighted Average Exercise Price, Cancelled/Forfeited		$ 0.11
Aggregate Intrinsic Value, Outstanding, Beginning balance		$ 319,000
Number of Warrants, Outstanding, Ending balance		67,335,714	54,660,034	48,972,279
Weighted Average Exercise Price, Outstanding, Ending balance		$ 0.12	$ 0.13	$ 0.12
Aggregate Intrinsic Value, Outstanding, Ending balance		$ 331,500		$ 1,248,452
Number of Warrants, Exercisable, Ending balance		67,335,714	54,660,034	48,972,279
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.12	$ 0.13	$ 0.12
Aggregate Intrinsic Value, Exercisable, Ending balance		$ 331,500	$ 319,000	$ 1,248,452